Trade receivables - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Trade Receivables [Abstract]
Provision on impairment	¥ 2,470	¥ 0